Income taxes (Schedule of Movement of Valuation Allowance) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income taxes [Abstract]
Balance at beginning of the period	$ 27,457	$ 30,580	$ 22,948
Provision	12,304	1,740	7,632
Current period reversal	(6,386)	(4,863)
Balance at the end of the period	$ 33,375	$ 27,457	$ 30,580